COMMITMENT AND CONTINGENT LIABILITIES (Details) (USD $)	3 Months Ended	0 Months Ended			1 Months Ended	0 Months Ended
	Mar. 31, 2015	May 07, 2012	Jan. 01, 2012	Nov. 11, 2011	Feb. 28, 2013	Feb. 01, 2011	Feb. 07, 2015	Dec. 06, 2013	May 28, 2013	Mar. 06, 2015	Jun. 01, 2012	Oct. 17, 2008 sqft	Sep. 03, 2014
COMMITMENT AND CONTINGENT LIABILITIES (Details) [Line Items]
Business Combination, Assets and Liabilities Arising from Contingencies, Description	the Company is contingently liable for certain performance-based payments over the twenty-four months following the acquisition date
Business Combination, Contingent Consideration Arrangements, Range of Outcomes, Value, High	$ 225,000
Payments of Merger Related Costs, Financing Activities	26,250
Business Combination, Contingent Consideration, Liability, Current	146,250
Loss Contingency, Accrual, Current	400,000
Building [Member] | Monthly Expense, Year 1 [Member]
COMMITMENT AND CONTINGENT LIABILITIES (Details) [Line Items]
Operating Leases, Rent Expense, Minimum Rentals		8,333
Building [Member] | Monthly Expense, Year 2 [Member]
COMMITMENT AND CONTINGENT LIABILITIES (Details) [Line Items]
Operating Leases, Rent Expense, Minimum Rentals		8,417
Building [Member] | Monthly Expense, Year 3 [Member]
COMMITMENT AND CONTINGENT LIABILITIES (Details) [Line Items]
Operating Leases, Rent Expense, Minimum Rentals		8,500
Building [Member]
COMMITMENT AND CONTINGENT LIABILITIES (Details) [Line Items]
Area of Real Estate Property (in Square Feet)		18,700	2,500									4,000
Lessee Leasing Arrangements, Operating Leases, Term of Contract			3 years	3 years	2 years
Operating Leases, Rent Expense, Minimum Rentals			3,500	54,000
Description of Lessee Leasing Arrangements, Operating Leases			The lease is continuing past the end of the term on the same basis with a 60 day notice of termination.
Other Machinery and Equipment [Member] | Monthly Expense, Year 1 [Member] | Renewal Terms [Member]
COMMITMENT AND CONTINGENT LIABILITIES (Details) [Line Items]
Operating Leases, Rent Expense, Minimum Rentals						28,000
Other Machinery and Equipment [Member] | Monthly Expense Year Five [Member] | Renewal Terms [Member]
COMMITMENT AND CONTINGENT LIABILITIES (Details) [Line Items]
Operating Leases, Rent Expense, Minimum Rentals						31,000
Other Machinery and Equipment [Member] | Renewal Terms [Member]
COMMITMENT AND CONTINGENT LIABILITIES (Details) [Line Items]
Lessee Leasing Arrangements, Operating Leases, Term of Contract						5 years
Other Machinery and Equipment [Member] | Monthly Expense, Year 1 [Member]
COMMITMENT AND CONTINGENT LIABILITIES (Details) [Line Items]
Operating Leases, Rent Expense, Minimum Rentals							6,424	9,500	12,866
Other Machinery and Equipment [Member] | Monthly Expense, Year 2 [Member]
COMMITMENT AND CONTINGENT LIABILITIES (Details) [Line Items]
Operating Leases, Rent Expense, Minimum Rentals									13,252
Other Machinery and Equipment [Member] | Monthly Expense Year Five [Member]
COMMITMENT AND CONTINGENT LIABILITIES (Details) [Line Items]
Operating Leases, Rent Expense, Minimum Rentals								10,692
Other Machinery and Equipment [Member] | Monthly Expense Years 2 Through 6 [Member]
COMMITMENT AND CONTINGENT LIABILITIES (Details) [Line Items]
Operating Leases, Rent Expense, Minimum Rentals							7,227
Other Machinery and Equipment [Member]
COMMITMENT AND CONTINGENT LIABILITIES (Details) [Line Items]
Area of Real Estate Property (in Square Feet)						28,000	9,700	7,500	9,800
Lessee Leasing Arrangements, Operating Leases, Term of Contract						5 years	6 years	5 years	37 months
Operating Leases, Rent Expense, Minimum Rentals						24,000
Operating Leases, Future Minimum Payments, Due in Five Years						27,012
Complaint by Monolith Ventures, Ltd. [Member]
COMMITMENT AND CONTINGENT LIABILITIES (Details) [Line Items]
Litigation Settlement, Amount										3,000,000
Shares Issued, Price Per Share (in Dollars per share)										$ 0.9646
Equity Method Investment, Ownership Percentage													24.00%
Class Action Complaint [Member]
COMMITMENT AND CONTINGENT LIABILITIES (Details) [Line Items]
Loss Contingency, Accrual, Current											$ 400,000
Loss Contingency, Name of Plaintiff											nine persons, on behalf of themselves and others similarly situated, filed a Collective and Class Action Complaint in the New York Federal District Court, Southern District, against Late Night Express Courier Services, Inc. (FL) (“LNE”) and The Fresh Diet Inc. (“The Fresh Diet”) and certain individuals
Loss Contingency, Lawsuit Filing Date											October 26, 2012
Loss Contingency, Actions Taken by Court, Arbitrator or Mediator											In an opinion dated September 29, 2014 (“Opinion”), the District Court Judge denied the Plaintiffs’ motion for Summary Judgment which sought a holding that all the Plaintiffs were employees of Defendants, as was Defendants’ cross-motion for Summary Judgment seeking a holding that Plaintiffs were independent contractors, the Court finding that there were questions of fact that could not be resolved on motions.